File No. 333-124026


                 As filed with the SEC on August 17, 2005
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-14
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Pre-Effective Amendment No.
                     Post-Effective Amendment No.  1
                     (Check appropriate box or boxes)

                   FEDERATED INTERNATIONAL SERIES, INC.
            (Exact Name of Registrant as Specified in Charter)

                              (412) 288-1900
                     (Area Code and Telephone Number)
                         Federated Investors Funds
                           5800 Corporate Drive
                         Pittsburgh, PA 15237-7000
                 (Address of Principal Executive Offices)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                         Pittsburgh, PA 15222-3779
                  (Name and Address of Agent for Service)

                                Copies to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                         Washington, DC 20037-1526
                              (202) 828-2218

         Approximate Date of Proposed Public Offering: As soon as
      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
     The public offering of shares of Registrant's series is on-going.
The title of securities being registered is shares of beneficial interest.

           It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.





PART C.    OTHER INFORMATION.

Item 15.  Indemnification: (31)

Item 16.  Exhibits

1.1   Conformed copy of the Articles of Incorporation of the Registrant;
      (10)
1.2   Conformed copy of Amendment Nos. 3-8 to the Articles of
      Incorporation of Registrant; (23)
1.3   Conformed copy of Amendment No. 9 to the Articles of
      Incorporation of the Registrant; (26)
1.4   Copy of Amendment No. 5 to the By-Laws of the Registrant; (27)

2.1   Copy of the By-Laws of the Registrant; (10)
2.2   Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (21)
2.3   Copy of Amendment No. 5 to the By-Laws of the Registrant; (27)
2.4   Copy of Amendment No. 6 to the By-Laws of the Registrant; (28)

3.    Not Applicable

4 Conformed copy of Agreement and Plan of Reorganization dated May 16, 2005 between Federated International Series, Inc., on behalf of the Federated International Equity Fund, and Federated World Investment Series, Inc., on behalf of the Federated Global Equity Fund; (31)

5. Copy of Specimen Certificate for Shares of Common Stock for Class A Shares, Class B Shares, and Class C Shares of International Equity Fund and International Income Fund; (14)

6.1   Conformed copy of Investment Advisory Contract of the Registrant; (15)
6.2   Conformed copy of Assignment of Investment Advisory Contract; (16)
6.3 Conformed copy of Amendment to Investment Advisory Contract between Federated International Series, Inc. and Federated Global Investment Management Corp.; (27)
6.4 Conformed copy of Assignment of Investment Advisory Contract to Federated Investment Management Company for Federated
      International Bond Fund; (28)

7.1 Conformed copy of Distributor's Contract of the Registrant, through and including Exhibit E; (14)
7.2 Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (16)
7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from
      Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
7.4 Conformed copy of Distributor's Contract on behalf of the Registrant (Class B Shares); (20)
7.5 Conformed copy of Amendment to Distributor's Contract between the Registrant and Federated Securities Corp. (Class B Shares); (26)
7.6   Conformed copy of Amendment to Distributor's Contract; (28)

8.    Not Applicable

9.1   Conformed copy of Custodian Agreement of the Registrant (14)
9.2   Conformed copy of Custodian Fee Schedule (19)

10    Conformed copy of the Rule 12b-1 Plan of the Registrant: (30)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued; (31)

12.1  Conformed copy of Opinion regarding tax consequences of Reorganization*

13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (21)
13.2 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (26)
13.3  The responses described in Item 23(e)(iii) are hereby
      incorporated by reference;
13.4 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years
      Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.5 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.6 Conformed copy of Principal Shareholder Servicer's Agreement of the Registrant (Class B Shares); (20)
13.7  Conformed copy of Shareholder Services Agreement of the
      Registrant (Class B Shares); (20)
13.8  The Registrant hereby incorporates  the  conformed   copy  of  the
      Second  Amended and Restated  Services  Agreement,  with  attached
      Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.9  The Registrant hereby incorporates  the  conformed   copy  of  the
      Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.10 The Registrant hereby incorporates  by  reference   the  conformed
      copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

14. Conformed copy of Consent of Independent Auditors of Federated International Series, Inc., Ernst & Young LLP; (31)

15.   Not Applicable;

16.   Conformed copy of Power of Attorney of the Registrant; (25)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (27)

17.1  Form of Proxy of Federated Global Equity Fund; (31)
17.2  Ballot for Federated Global Equity Fund; (31)
17.3 The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950)

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*     Filed electronically.

2.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 1 on Form N-1 filed August 17, 1984
      (File Nos. 2-91776 and 811-3984).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos.
      2-91776 and 811-3984).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2-
      91776 and 811-3984).
14.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed July 29,
      1994   (File Nos. 2-91776 and 811-3984).
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 23 on Form N-1A filed February 9,
      1995 (File Nos. 2-91776 and 811-3984).
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 27 on Form N-1A filed January 31,
      1996 (File Nos. 2-91776 and 811-3984).
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed April 25,
      1996  (File Nos. 2-91776 and 811-3984).
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 31 on Form N-1A filed November 24,
      1997 (File Nos. 2-91776 and 811-3984).
20.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No. 32 on Form N-1A filed  January  28,
      1998 (File Nos. 2-91776 and 811-3984).
21.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed November 30,
      1998 (File Nos. 2-91776 and 811-3984).
23.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment No. 36 on Form N-1A filed March 30, 2000
      (File Nos. 2-91776 and 811-3984).
25.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No. 38 on Form N-1A filed  January  29,
      2001 (File Nos. 2-91776 and 811-3984).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 28, 2002 (File Nos. 2-91776 and 811-3984).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed January 28, 2003 (File Nos. 2-91776 and 811-3984).
28.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No. 41 on Form N-1A filed  November 26,
      2003 (File Nos. 2-91776 and 811-3984).
29.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No. 42 on Form N-1A filed  February  2,
      2004 (File Nos. 2-91776 and 811-3984).
30.   Response   is    incorporated   by   reference   to   Registrant's
      Post-Effective  Amendment  No. 44 on Form N-1A filed  January  31,
      2005 (File Nos. 2-91776 and 811-3984).
31. Response is incorporated by reference to Registrant's Form N-14 filed April 12, 2005 (File Nos. 333-124026 and 811-3984).

Item 17.  Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on August 17, 2005.

                                    FEDERATED INTERNATIONAL SERIES, INC.
                                          By: /s/ Todd Zerega
                                          Todd Zerega, Assistant Secretary
                                          August 17, 2005

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Todd Zerega               Attorney In Fact          August 17, 2005
    Todd Zerega                   For the Persons
    ASSISTANT SECRETARY           Listed Below

NAME                                TITLE

John F. Donahue*                    Chairman and Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Robert J. Ostrowski*                Chief Investment Officer

Stephen F. Auth*                          Chief Investment Officer

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney